As filed with the Securities and Exchange Commission effective October 5,
2023

                                         UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

MFS Investment Grade Municipal Trust
111 Huntington Avenue, Boston, Massachusetts 02199
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: 617-954-5822
Christopher R. Bohane, Massachusetts Financial Services Company
111 Huntington Avenue, Boston, Massachusetts 02199
(Name and Address of Agent for Service)

under the

Investment Company Act of 1940, as amended

Investment Company Act File No. 811-05785

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended. Such redemption remains subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of redemption.

1.	Title of the class of securities of MFS Investment Grade Municipal Trust (the "Fund") to be redeemed:

Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2051 (CUSIP # 59318B603) ("RVMTP Shares").

2.	Date on which the securities are to be called or redeemed:

November 3, 2023

No notices of redemption have yet been distributed, and the redemptions may be effected on a later date, or not at all, due to market conditions or otherwise.

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The RVMTP Shares are to be redeemed pursuant to Section 2.6(c) of the Fund's Statement Establishing and Fixing the Rights and Preferences of Remarketable Variable Rate MuniFund Term Preferred Shares.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem up to 50 shares of the outstanding RVMTP Shares, of which there are 488 outstanding shares, but may redeem less.

Notice:

The Fund’s Agreement and Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts.This instrument is executed on behalf of the Fund by an officer of the Fund, as an officer of the Fund, and not individually, and the obligations imposed upon the Fund by this instrument, if any, are not binding upon any of the Fund’s officers, trustees or shareholders individually, but are binding only upon the assets and properties of the Fund.

                                        SIGNATURE

                                       Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, as amended, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 5th day of October, 2023.

                                           MFS INVESTMENT GRADE MUNICIPAL TRUST

                                           By:               WILLIAM B. WILSON

                                           Name:          William B. Wilson
                                           Title:             Assistant Secretary and Assistant Clerk